Non-controlling Interests	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Non-controlling Interests
33.  Non-controlling
Interests

The total
non-controlling
interest at 31 December 2020 is $692 million (2019: $607 million) of which $501 million (2019: $465 million) relates to Republic Cement & Building Materials (RCBM), Inc. and Republic Cement Land & Resources (RCLR), Inc. The
non-controlling
interests in respect of the Group’s other subsidiaries are not considered to be material.

Name	Principal activity	Country of incorporation	Economic ownership interest held by non-controlling interest

Republic Cement & Building Materials, Inc.	Manufacture, development and	Philippines	45%
and Republic Cement Land & Resources , Inc.	sale of cement and building materials

The following is summarised financial information for RCBM and RCLR prepared in accordance with IFRS 12
Disclosure of Interests in Other Entities
. This information is before intragroup eliminations with other Group companies.

Summarised financial information	2020 $m	2019 $m
Profit for the year	22	21

Current assets	250	213
Non-current assets	1,754	1,690
Current liabilities	(181)	(209)
Non-current liabilities	(984)	(923)
Net assets	839	771

Cash flows from operating activities	38	67

There were no dividends paid to
non-controlling
interests of the combined Philippines business during the current or the prior year.

CRH holds 40% of the equity share capital in RCBM and RCLR and has an economic interest of 55% of the combined Philippines business.
Non-controlling
interest relates to another party who holds 60% of the equity share capital in RCBM and RCLR and has an economic interest of 45% of the combined Philippines business. CRH has obtained control (as defined under IFRS 10
Consolidated Financial Statements
) by virtue of contractual arrangements which give CRH power to direct the relevant non-nationalised
activities of the business, in compliance with Philippine law.